Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Schedule of General Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 4,854	$ 3,521	$ 3,344
Professional fees	2,269	2,189	2,589
Depreciation and amortization	201	185	225
Other	878	873	762
General and administrative expenses	$ 8,202	$ 6,768	$ 6,920